Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Schedule of assets and equipment to their residual values over their estimated useful lives

Useful life in years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other equipment	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term

Schedule of bank's internal credit risk grades to external ratings

Internal	12 - month	External
rating	average PD (1)%	rating (2)	Description
1 - 4	0.09	Aaa – Ba1	Exposure in customers or countries with payment ability to satisfy their financial commitments.

5 - 6	2.35	Ba2 – B3	Exposure in customers or countries with payment ability to satisfy their financial commitments, but with more frequent reviews.

7	7.90	Caa1 - Caa3

Exposure in customers whose primary source of payment (operating cash flow) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, or in countries where the operation carries certain risks.

8 - 9	30.67	Ca

Exposure in customers whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms, or in countries where the operation is limited or restricted to certain terms, structure and types of credits.

10	100	C

Exposure in customers with operating cash flow that does not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

(1)       Probability of default

(2)       Credit rating by Moody’s Investors Service.